CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Net earned premiums	$ 2,889.7	$ 2,614.5	$ 2,688.7
Net investment income (1)	318.0	275.7	188.1
Gain (loss) on investments	52.6	75.9	5.0
Other income	0.0	0.0	8.2
Total revenues	3,260.3	2,966.1	2,890.0
Expenses
Losses and loss adjustment expenses	1,717.8	1,553.0	1,680.0
Acquisition costs	420.2	380.2	431.8
General, administrative and corporate expenses (3)	533.1	503.6	494.2
Interest expense	62.1	55.2	43.7
Change in fair value of derivatives	21.1	(26.1)	80.5
Realized and unrealized investment losses	102.1	61.4	182.6
Net realized and unrealized foreign exchange (gains)/losses	60.2	(36.2)	15.9
Other expenses	0.0	0.0	20.1
Total expenses	2,796.2	2,563.5	2,917.0
Income (loss) from operations before income taxes	464.1	402.6	(27.0)
Income tax benefit	22.0	132.1	78.1
Net Income (Loss) Attributable to Parent, Total	486.1	534.7	51.1
Debt Securities, Available-for-Sale [Abstract]
Reclassification adjustment for net realized losses on investments included in net income	59.4	40.2	55.5
Change in net unrealized (losses)/gains on available for sale securities held	(25.3)	86.0	(447.2)
Net change from current period hedged transactions	(6.5)	(14.0)	15.4
Change in foreign currency translation adjustment	(14.1)	14.4	(30.9)
Other comprehensive (loss)/income, before income taxes	13.5	126.6	(407.2)
Income tax (expense)/benefit thereon:
Reclassification adjustment for net realized losses on investments included in net income	(11.5)	(6.6)	0.0
Change in net unrealized losses/(gains) on available for sale securities held	6.8	(14.0)	23.9
Total income tax (expense)/benefit allocated to other comprehensive income/(loss)	(3.3)	(20.6)	23.9
Other comprehensive income/(loss), net of tax	10.2	106.0	(383.3)
Net change from current period hedged transactions	1.4	0.0	0.0
Total comprehensive (loss)/income attributable to Aspen Insurance Holdings Limited's ordinary shareholders	496.3	640.7	(332.2)
Net income
Net income	486.1	534.7	51.1
Dividends on preference shares	54.9	49.9	44.6
Net income (loss) available to ordinary shareholders, basic	$ 431.2	$ 484.8	$ 6.5